Stockholders' Equity (Deficit), Temporary Equity and Noncontrolling Interests - Narrative (Details)												1 Months Ended	2 Months Ended		12 Months Ended
	Mar. 21, 2025 USD ($) $ / shares shares	Aug. 14, 2024 USD ($) shares	Aug. 08, 2024 USD ($) Vote $ / shares shares	Mar. 04, 2024 USD ($) Vote $ / shares shares	Feb. 27, 2024 shares	Jan. 09, 2024 shares	Jan. 03, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 26, 2023 USD ($) $ / shares shares	Jul. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 10, 2024 shares	Mar. 26, 2024 Aircraft
Capital Unit [Line Items]
Total number of shares authorized (in shares)										325,000,000
Preferred stock, shares authorized (in shares)															25,000,000
Preferred stock, par value (in dollars per share) | $ / shares															$ 0.0001
Exercise price (in dollars per share) | $ / shares	$ 0.01			$ 0.01						$ 11.50
Loss on extinguishment of debt | $															$ (1,395,000)	$ 0
Common stock voting rights															The holders of Class A Common Stock and Class B Common Stock will vote together as a single class on all matters submitted to the stockholders for their vote or approval except as required by law or as provided in the Charter.
Net loss attributable to redeemable noncontrolling interest | $															$ (50,529,000)	(73,384,000)
Net gain (loss) attributable to noncontrolling interests | $															1,007,000	$ (7,037,000)
Exchange of ownership interest, number of aircrafts and related entities | Aircraft																		7
Total ownership after exchange of ownership interest																		1
Gain (loss) on exchange of ownership interest | $															$ 0
Public Warrants
Capital Unit [Line Items]
Number of warrants (in shares)										7,066,668							2,521,569
Private Placement Warrants
Capital Unit [Line Items]
Number of warrants (in shares)										4,333,333
Warrant | Private Placement Warrants
Capital Unit [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)																	4,333,333
LGM Enterprises, LLC
Capital Unit [Line Items]
Company Ownership															34.00%	23.00%
Related Party | Promissory Note
Capital Unit [Line Items]
Principal and accrued interest | $	$ 4,227,000
December 2023 Promissory Note [Member]
Capital Unit [Line Items]
Principal and accrued interest | $	$ 1,000,000
Private Placement
Capital Unit [Line Items]
Number of warrants (in shares)			4,000,000
Issuance of Series A Penny Warrants | $		$ 5,100,000	$ 20,400,000
Series A Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)															25,000	25,000
Preferred stock, par value (in dollars per share) | $ / shares															$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)															25,000	25,000
Preferred stock, shares outstanding (in shares)															25,000	25,000
Number of non-convertible redeemable preferred stock shares available (in shares)				25,000
Accretion of dividends payable | $															$ 2,954,000
Dividends payable, amount per share (in dollars per share) | $ / shares															$ 118.16
Amortization of discount on temporary equity | $															$ 1,212,000	$ 1,162,000
Series A Preferred Stock | Private Placement
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
Initial stated value | $				$ 1,000
Number of votes per share of preferred stock | Vote				1
Minimum percentage of cash dividends declared on third dividend payment date				43.00%
Percentage of cash dividends on each subsequent dividend payment date				100.00%
Series A Preferred Stock | Private Placement | Anniversary Period 1
Capital Unit [Line Items]
Dividend rate				10.00%
Series A Preferred Stock | Private Placement | Anniversary Period 2
Capital Unit [Line Items]
Dividend rate				12.00%
Series A Preferred Stock | Private Placement | Anniversary Period 3
Capital Unit [Line Items]
Dividend rate				14.00%
Series A Preferred Stock | Private Placement | Anniversary Period 4
Capital Unit [Line Items]
Dividend rate				16.00%
Series B Preferred stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)															29,737	25,510
Preferred stock, par value (in dollars per share) | $ / shares															$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)															0	25,510
Preferred stock, shares outstanding (in shares)															0	25,510
Amortization of discount on temporary equity | $															$ 458,000	$ 314,000
Exercise price (in dollars per share) | $ / shares															$ 0.01
Debt converted, shares issued (in shares)	4,227
Series B Preferred stock | Private Placement
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
Number of non-convertible redeemable preferred stock shares available (in shares)			25,510
Initial stated value | $			$ 1,000
Number of votes per share of preferred stock | Vote			1
Percentage of cash dividends on each subsequent dividend payment date			100.00%
Class A common stock issuable upon exercise of warrants (in shares)			20,408
Number of non-convertible redeemable preferred stock shares available (in shares)		5,102
Warrants unissued (in shares)		1,000,000
Minimum percentage of cash dividends declared on dividend payment date												50.00%	100.00%	50.00%
Preferred Stock convert into Common Stock			10,394,088
Conversion price (in dollars per share) | $ / shares			$ 5
Series B Preferred stock | Private Placement | Anniversary Period 1
Capital Unit [Line Items]
Dividend rate			12.00%
Series B Preferred stock | Private Placement | Anniversary Period 2
Capital Unit [Line Items]
Dividend rate			16.00%
Series B Preferred stock | Private Placement | Anniversary Period 3
Capital Unit [Line Items]
Dividend rate			20.00%
Series A and Series B Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares issued (in shares)															25,000
Preferred stock, shares outstanding (in shares)															25,000
Common Class A
Capital Unit [Line Items]
Percentage of common stock outstanding				1.50%
Par value (in dollars per share) | $ / shares															$ 0.0001	$ 0.0001
Common stock, outstanding (in shares)															31,184,738	18,199,586
Common stock, issued (in shares)															31,184,738	18,199,586
Number of warrants (in shares)	1,268,100
Common stock, shares authorized (in shares)															200,000,000	200,000,000
Number of shares of common stock issued for each common unit redeemed (in shares)															1
Common Class A | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)									16,647,529						31,184,738	18,199,586
Preferred Stock convert into Common Stock					73,947		203,500									277,447
Stock issued for services (in shares)						73,600				73,600
Common Class A | Common Stock | Underwriter
Capital Unit [Line Items]
Purchase of stock, reimbursement received | $								$ 18,000		$ 800,000
Common Class A | Common Stock | Underwriter | Public Stockholder
Capital Unit [Line Items]
Shares of Class A Common Stock issuable (in shares)								75,000	75,000		75,000
Stock sold, consideration received | $											$ 818,000
Exercise price (in dollars per share) | $ / shares											$ 10.9
Common Class A | Private Placement
Capital Unit [Line Items]
Number of warrants (in shares)			5,000,000
Common Class A | Sale of Stock, Tranche One | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																	15,545,274
Common Class A | Sale of Stock, Tranche Two | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																	4,333,333
Common Class A | Sale of Stock, Tranche Three | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																	59,930,000
Common Class B
Capital Unit [Line Items]
Par value (in dollars per share) | $ / shares															$ 0.0001	$ 0.0001
Common stock, outstanding (in shares)															59,930,000	59,930,000
Common stock, issued (in shares)															59,930,000	59,930,000
Common stock, shares authorized (in shares)															100,000,000	100,000,000
Number of shares of common stock cancelled for each common unit redeemed (in shares)															1
Common Class B | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)									59,930,000						59,930,000	59,930,000
Common Class A Not Issued to Employees
Capital Unit [Line Items]
Treasury stock (in shares)															1,400